SUPPLEMENTAL CASH FLOW DISCLOSURE (Adjustments to reconcile net earnings to cash flows from operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Cash flow statement [Abstract]
Deferred income taxes (note 19)	$ (151)	$ (965)
Unrealized net (gain) loss on foreign exchange and financial derivatives	(352)	(5,958)
Other non-current assets	1,654	2,246
Other non-current liabilities	6,989	2,653
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	$ 8,140	$ (2,024)